Information on remuneration - Shares held by Board members (Detail) - Board of management [Member] - shares		Dec. 31, 2023	Dec. 31, 2022
R. Jakobs [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	126,809	109,422
A. Bhattacharya [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	177,088	169,517
M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	129,447	123,914
P.A.M. Stoffels [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	17,759	17,000
S. Poonen [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	3,133	3,000
I. Nooyi [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	3,238	3,100
D.E.I. Pyott [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	19,848	19,000
S.K. Chua [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	2,089	2,000
F. Sijbesma [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	25,000	12,500
A.M. Harrison [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	1,567	1,500
P. Löscher [Member]
Information on remuneration [Line Items]
Shares held	[1],[2]	21,658	20,732

[1]	Reference date for board membership is December 31, 2023.
[2]	The total shares held by the members of the Board of Management is less than 1% of the company's issued share capital.